SUPPLEMENT TO THE FIDELITY ADVISOR FUNDS:
CLASS A, CLASS T, CLASS B, CLASS C, INSTITUTIONAL CLASS, AND INITIAL
CLASS
FEBRUARY 28, 1998
STATEMENT OF ADDITIONAL INFORMATION

THE FOLLOWING INFORMATION REPLACES FUNDAMENTAL INVESTMENT LIMITATION
(1) IN EACH OF "INVESTMENT LIMITATIONS OF BALANCED FUND," "INVESTMENT LIMITATIONS OF HIGH YIELD FUND," "INVESTMENT LIMITATIONS OF MORTGAGE SECURITIES FUND," "INVESTMENT LIMITATIONS OF GOVERNMENT INVESTMENT FUND," AND INVESTMENT LIMITATIONS OF SHORT FIXED-INCOME FUND" FOUND ON PAGES 13, 15, 17, 18, AND 20, RESPECTIVELY.

The fund may not with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.

THE FOLLOWING INFORMATION REPLACES FUNDAMENTAL INVESTMENT LIMITATION
(5) IN "INVESTMENT LIMITATIONS OF GOVERNMENT INVESTMENT FUND" FOUND ON
PAGE 18.

The fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION FOUND ON PAGE 36.

SOURCES OF CREDIT OR LIQUIDITY SUPPORT. FMR may rely on its evaluation of the credit of a bank or other entity in determining whether to purchase a security supported by a letter of credit guarantee, put or demand feature, insurance or other source of credit or liquidity. In evaluating the credit of a foreign bank or other foreign entities, FMR will consider whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment.

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE
SAI.

SPECIAL CONSIDERATIONS REGARDING THE RUSSIAN FEDERATION

The Russian Federation is the largest republic of the Commonwealth of Independent States with a 1995 population of 147,500,000. It is about one and four fifths of the land area of the United States and occupies most of eastern Europe and north Asia.

Russia has had a long history of political and economic turbulence. The U.S.S.R. lasted 69 years and for more than half that time it ranked as a nuclear superpower. In the 1930's tens of millions of its citizens were collectivized under state agricultural and industrial enterprises and millions died in political purges and the vast penal and labor system or in state-created famines. During World War II, as many as 20 million Soviet citizens died. After decades of communist rule the Soviet Union was dissolved on December 8, 1991 following a failed coup attempt against the government of Mikhail Gorbachev. On the day that the leaders declared that the Soviet Union ceased to exist, the Soviet republics were invited to join with Russia in the Commonwealth of Independent states (CIS). At one time or another those that have agreed to join have included the Ukraine, Belarus, Moldova, Georgia, Armenia, Azerbaijan, Uzbekistan, Turkmenistan, Tajikistan, Kazakhstan and Kyrgyzstan, but a number have dropped out since or have only observer status. Each of the republics is a sovereign state that controls its own economy and natural resources and collects its own taxes, providing only minimal support to the CIS.

Boris Yeltsin, President of Russia, inherited the mantle of economic and political chaos. With the freeing of most prices he staked his political life on the rapid creation of a free market economy. Since 1991 Yeltsin and his Russian reformers have been faced with the daunting task of stabilizing the Russian economy while transforming it into a modern and efficient structure able to compete in international markets and respond to the needs of the Russian people. To date, their efforts have yielded widely mixed results. On the one hand, they have made some impressive progress. Since 1992, they have abolished central planning, decontrolled prices, unified the foreign exchange market, made the ruble convertible, and privatized two thirds of the economy. They have accomplished this in spite of the crushing burdens inherited from the communist system: huge industrial enterprises that are unprofitable; an obsolete capital stock; a crumbling energy sector, huge external debt; and armies that had to be repatriated and resettled at home.

Russia remains a paradox among the major economies of the world in that it is a country marked by stagnation in production levels, but has few constraints on growth. Labor supply is adequate and savings are high. In addition, there is almost unlimited scope for increasing productivity through the introduction of improved technologies, production process and market-oriented managerial development. There are 147 million consumers who are slowly increasing their buying power and education standards are high. Russia is also rich in natural resources. It has 40% of the world's natural gas reserves, 6% of its oil, 25% of coal, diamonds, gold and nickel, and 30% of timber and bauxite. Approximately ten million people are engaged in agriculture and they produce half of the region's grain, meat, milk, and other dairy products.

The main reason for the continued poor performance of the Russian economy is the country's failure to mobilize the resources that are available. While the official unemployment rate was at 10.6% in 1996, up to half of the working population is, in effect, unemployed or, to a significant degree, underemployed in inefficient and unproductive industries. Much of the country's savings have been siphoned off through capital flight. Russia's technological potential for assimilating both domestic and foreign technologies is not being exploited. Industry privatization and restructuring initiatives have generally failed to mobilize the available factors of production as the country's privatization program virtually ensures the predominance of the old management teams that are largely non market-oriented in their management approach. Approximately 80% of Russian privatized companies continue to be majority-owned by insiders and only 10% are owned by investors with large enough stakes to influence the running of the company.

In July 1996, Boris Yeltsin was re-elected for a second term and it was hoped that the election would mark the start of a more stable period of economic growth. However, macroeconomic indicators in 1996 proved contradictory. On the one hand, the Russian government continued its strict credit policies, and the annual inflation rate for 1996 dropped to 23%, down from 131% in 1995. Inflation has since remained below 3% a month through the first half of 1997. In addition, expenditure cuts trimmed the budget deficit to 7% of GDP for the first nine months of 1996. On the other hand, however, GDP fell by 6% following 1995's 4% fall, while industrial production was down by 5% and real investment dropped by approximately 19%. Non-payment continues to represent a serious problem for the economy, particularly in the energy sector.

While Russia is widely believed to be one of the most risky markets in eastern Europe, it is also recognized for its potential for positive returns. In 1996 the Russian market delivered the world's best stock market performance and was among the top performing markets in the first half of 1997. However, the market has been essentially liquidity driven and concentrated in a very few of the country's largest companies. At just $65 billion, the total capitalization of the stock market accounts for just 12 percent of GDP. The majority of investors in Russian equities are small and medium-sized US hedge funds. In addition, several country specific funds have been established to make direct and portfolio investments in Russian companies. To facilitate foreign investment, a number of the larger Russian companies have issued equity in the form of American depositary receipts while six big firms have issued securities in the form of Russian depositary certificates. These certificates are issued and marketed by the Bank of New York. Any investment in Russia is risky and deciding which companies will perform well at this stage of the country's transformation is far from easy. A combination of poor accounting standards, inept management, limited shareholder rights and the criminalization of large sectors of the economy pose a significant risk, particularly to foreign investors.

THE FOLLOWING INFORMATION REPLACES THE FIFTH PARAGRAPH FOUND IN THE "PORTFOLIO TRANSACTIONS" SECTION ON PAGE 48.

To the extent permitted by applicable law, FMR is authorized to allocate portfolio transactions in a manner that takes into account assistance received in the distribution of shares of the funds or other Fidelity funds and to use research services of the brokerage and other firms that have provided such assistance. FMR may use research services provided by and place agency transactions with National Financial Services Corporation (NFSC) and Fidelity Brokerage Services (Japan) LLC (FBSJ), indirect subsidiaries of FMR Corp., if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. Prior to December 9, 1997, FMR used research services provided by and placed agency transactions with Fidelity Brokerage Services (FBS), an indirect subsidiary of FMR Corp.

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "PERFORMANCE" SECTION ON PAGE 108.

Balanced may compare its performance to that of the Fidelity Balanced Composite Benchmark which is a hypothetical representation of the performance of the fund's general investment categories using a weighting of 60% equity and 40% bond. The following indices are used to calculate the Fidelity Balanced Composite Benchmark: equity - the Standard & Poor's 500 Index, a widely recognized, unmanaged index of common stocks; and bond - the Lehman Brothers Aggregate Bond Index, a benchmark of investment-grade bonds. The index weightings of the Fidelity Balanced Composite Benchmark are rebalanced monthly.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER "ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION" BEGINNING ON PAGE 110.

CLASS A SHARES ONLY

2. to shares purchased by a trust institution or bank trust department for a managed account that is charged an asset-based fee. Employee benefit plans (including 403(b) programs, but otherwise as defined in ERISA) and accounts managed by third parties do not qualify for this waiver;

3. to shares purchased by a broker-dealer for a managed account that is charged an asset-based fee. Employee benefit plans (including
403(b) programs, but otherwise as defined in ERISA) do not qualify for this waiver;

4. to shares purchased by a registered investment adviser that is not part of an organization primarily engaged in the brokerage business for an account that is managed on a discretionary basis and is charged an asset-based fee. Employee benefit plans (including 403(b) programs, but otherwise as defined in ERISA) do not qualify for this waiver;

5. to shares purchased for an employee benefit plan (including 403(b) programs, but otherwise as defined in ERISA) having $25 million or more in plan assets; or

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER "ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION" BEGINNING ON PAGE 111.

CLASS T SHARES ONLY

5. to shares purchased for an employee benefit plan (as defined by ERISA (except SIMPLE IRA, SEP, and SARSEP plans and plans covering self-employed individuals and their employees (formerly, Keogh/H.R. 10 plans), but including 403(b) programs));

6. to shares purchased for a Fidelity or Fidelity Advisor account (including purchases by exchange) with the proceeds of a distribution from (i) an insurance company separate account used to fund annuity contracts for employee benefit plans (including 403(b) programs, but otherwise as defined in ERISA) that are invested in Fidelity Advisor or Fidelity funds, or (ii) an employee benefit plan (including 403(b) programs, but otherwise as defined in ERISA) that is invested in Fidelity Advisor or Fidelity funds. (Distributions other than those transferred to an IRA account must be transferred directly into a Fidelity account.);

STRATEGIC OPPORTUNITIES: INITIAL CLASS ONLY

3. to shares in a Fidelity account purchased (including purchases by exchange) with the proceeds of a distribution from an employee benefit plan (including 403(b) programs, but otherwise as defined in ERISA) provided that: (i) at the time of the distribution, the employer, or an affiliate (as described in exemption 1 above) of such employer, maintained at least one employee benefit plan (including 403(b) programs, but otherwise as defined in ERISA) that qualified for exemption (1) and that had at least some portion of its assets invested in one or more mutual funds advised by FMR, or in one or more accounts or pools advised by Fidelity Management Trust Company; and
(ii) either (a) the distribution is transferred from the plan to a Fidelity IRA account within 60 days from the date of the distribution or (b) the distribution is transferred directly from the plan into another Fidelity account;

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION UNDER THE
HEADING "FINDER'S FEE" IN THE "ADDITIONAL PURCHASE, EXCHANGE AND
REDEMPTION INFORMATION" SECTION BEGINNING ON PAGE 113.

FOR CLASS A AND CLASS T SHARES ONLY

FINDER'S FEE. For all funds except the Short-Term Bond Funds, on eligible purchases of (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver, (ii) Class A shares in amounts of $25 million or more, or (iii) Class T shares in amounts of $1 million or more, investment professionals will be compensated with a fee at the rate of 0.25% of the purchase amount. Class A eligible purchases are the following purchases made through broker-dealers and banks: an individual trade of $25 million or more; an individual trade of $1 million or more that is load waived; a trade which brings the value of the accumulated account(s) of an investor (including an employee benefit plan (including 403(b) programs, but otherwise as defined in ERISA)) past $25 million; a load waived trade that brings the value of the accumulated account(s) of an investor (including an employee benefit plan (including 403(b) programs, but otherwise as defined in ERISA)) past $1 million; a trade for an investor with an accumulated account value of $25 million or more; a load waived trade for an investor with an accumulated account value of $1 million or more; an incremental trade toward an investor's $25 million "Letter of Intent"; and an incremental load waived trade toward an investor's $1 million "Letter of Intent". Class T eligible purchases are the following purchases made through broker-dealers and banks: an individual trade of $1 million or more; a trade which brings the value of the accumulated account(s) of an investor (including an employee benefit plan (including 403(b) programs, but otherwise as defined in ERISA)) past $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million "Letter of Intent."

For the Short-Term Bond Funds, on eligible purchases of (i) Class A shares in amounts of $1 million or more, or (ii) Class T shares in amounts of $1 million or more, investment professionals will be compensated with a fee at the rate of 0.25% of the purchase amount. Class A eligible purchases are the following purchases made through broker-dealers and banks: an individual trade of $1 million or more; a trade which brings the value of the accumulated account(s) of an investor (including an employee benefit plan (including 403(b) programs, but otherwise as defined in ERISA)) past $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million "Letter of Intent." Class T eligible purchases are the following purchases made through broker-dealers and banks: an individual trade of $1 million or more; a trade which brings the value of the accumulated account(s) of an investor (including an employee benefit plan (including 403(b) programs, but otherwise as defined in ERISA)) past $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million "Letter of Intent."

Any assets on which a finder's fee has been paid will bear a contingent deferred sales charge (Class A or Class T CDSC) if they do not remain in Class A or Class T shares of the Fidelity Advisor Funds, or Daily Money Class shares of Treasury Fund, Prime Fund or Tax-Exempt Fund, for a period of at least one uninterrupted year. The Class A or Class T CDSC will be 0.25% of the lesser of the cost of the Class A or Class T shares, as applicable, at the initial date of purchase or the value of the Class A or Class T shares, as applicable, at redemption, not including any reinvested dividends or capital gains. Class A and Class T shares acquired through distributions (dividends or capital gains) will not be subject to a Class A or Class T CDSC. In determining the applicability and rate of any Class A or Class T CDSC at redemption, Class A or Class T shares representing reinvested dividends and capital gains, if any, will be redeemed first, followed by those Class A or Class T shares, as applicable that have been held for the longest period of time.

With respect to employee benefit plans (including 403(b) programs, but otherwise as defined in ERISA), the Class A or Class T CDSC does not apply to the following types of redemptions: (i) plan loans or distributions or (ii) exchanges to non-Advisor fund investment options. With respect to Individual Retirement Accounts, the Class A or Class T CDSC does not apply to redemptions made for disability, payment of death benefits, or required partial distributions starting at age 70 1/2.

Investment professionals must notify FDC in advance of a purchase eligible for a finder's fee, and may be required to enter into an agreement with FDC in order to receive the finder's fee.

THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "DISTRIBUTIONS AND TAXES" SECTION ON PAGE 117.

If a fund purchases shares in certain foreign investment entities, defined as passive foreign investment companies (PFICs) in the Internal Revenue Code, it may be subject to U.S. federal income tax on a portion of any excess distribution or gain from the disposition of such shares. Interest charges may also be imposed on a fund with respect to deferred taxes arising from such distributions or gains. Generally, a fund will elect to mark-to-market any PFIC shares. Unrealized gains will be recognized as income for tax purposes and must be distributed to shareholders as dividends.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION ON PAGE 121.

The following table sets forth information describing the compensation of each Trustee and Member of the Advisory Board of each fund for his or her services for the fiscal year ended in 1997, or calendar year ended December 31, 1997, as applicable.

COMPENSATION TABLE

Aggregate Compensation from     J. Gary            Ralph F.   Phyllis   Richard                         Robert
a FundA                         Burkhe              Cox       Burke     J. Flynn                        M. Gates
                                ad(double dagger)             Davis     (double dagger)(double dagger)

TechnoQuant Growth**,B          $ 0                $ 8        $ 8       $ 0                             $ 5

International  Capital           0                  20         20        0                               17
AppreciationB,++

Overseas*,B,C                    0                  481        471       64                              121

MidCap**,B                       0                  144        141       6                               66

Equity Growth**,B,D,N            0                  2,067      2,022     127                             783

Growth  Opportunities            0                  7,159      7,008     860                             5,170
**,B,E,N,O

Strategic Opportunities**,B      0                  265        259       0                               170

Large Cap**,B                    0                  24         24        1                               11

Growth &  Income**,B             0                  23         23        0                               16

Equity  Income**,B,F,N           0                  1,202      1,177     66                              965

Balanced*,B,G,N                  0                  1,236      1,209     178                             839

Emerging Markets                 0                  49         48        0                               33
Income***,B

High Yield*,B,H,N                0                  1,013      991       123                             729

Strategic  Income***,B           0                  67         66        0                               45

Mortgage  Securities*,B,I,P      0                  204        199       82                              98

Government Investment*,B,J       0                  92         90        15                              57

Intermediate Bond**,B,K          0                  197        193       13                              151

Short Fixed- Income*,B,L         0                  166        161       25                              109

Municipal  Income*,B,M           0                  200        195       30                              131

Municipal Bond***,B              0                  395        386       0                               326

Intermediate  Municipal          0                  27         27        2                               21
Income**,B

Short- Intermediate Municipal    0                  11         11        1                               8
Income**,B

TOTAL  COMPENSATION FROM THE     0                  214,500    210,000   0                               176,000
FUND COMPLEX+,A


Aggregate
Compensation
from            Edward C.          E.        Donald    Peter  S.             William
a FundA         Johnson            Bradley   J.  Kirk  Lynch(double dagger)  O. McCoy
                3d(double dagger)  Jones                                     (double dagger)(double dagger)(double dagger)

TechnoQuant
Growth**,B      $ 0                $ 8       $ 8       $ 0                   $ 5

International
Capital         0                  20        20        0                     20
AppreciationB,++

Overseas*,B,C   0                  474       474       0                     260

MidCap**,B      0                  142       142       0                     94

Equity
Growth**,B,D,N  0                  2,038     2,038     0                     1,110

Growth
Opportunities   0                  7,060     7,060     0                     7,213
**,B,E,N,O

Strategic
Opportuni
ties**,B         0                  261       261       0                     227

Large Cap**,B    0                  24        24        0                     16

Growth &
Income**,B       0                  23        23        0                     16

Equity
Income**,B,F,N   0                  1,186     1,186     0                     1,237

Balanced*,B,G,N  0                  1,219     1,219     0                     1,232

Emerging
Markets          0                  49        49        0                     42
Income***,B

High
Yield*,B,H,N     0                  998       998       0                     1,021

Strategic
Income***,B      0                  66        66        0                     57

Mortgage
Securit
ies*,B,I,P       0                  200       200       0                     202

Government
Investment*,B,J  0                  91        91        0                     90

Intermediate
Bond**,B,K       0                  194       194       0                     202

Short Fixed-
Income*,B,L      0                  164       164       0                     164

Municipal
Income*,B,M      0                  197       197       0                     197

Municipal
Bond***,B        0                  389       389       0                     404

Intermediate
Municipal        0                  27        27        0                     28
Income**,B

Short-
Intermediate
Municipal        0                  11        11        0                     11
Income**,B

TOTAL
COMPENSATION
FROM THE         0                  211,500   211,500   0                     214,500
FUND COMPLEX+,A


Aggregate Compensation from     Gerald C.   Edward H.                       Marvin    Robert     Thomas
a FundA                         McDono      Malone                          L. Mann   C.  Pozen  R.
                                ugh         (double dagger)(double dagger)                       Williams

TechnoQuant Growth**,B          $ 10        $ 0                             $ 8       $ 0        $ 8

International  Capital           25          0                               20        0          20
AppreciationB,++

Overseas*,B,C                    575         66                              481       0          478

MidCap**,B                       175         6                               144       0          144

Equity Growth**,B,D,N            2,506       123                             2,067     0          2,069

Growth  Opportunities            8,573       929                             7,159     0          7,115
**,B,E,N,O

Strategic Opportunities**,B      326         0                               265       0          265

Large Cap**,B                    29          1                               24        0          24

Growth &  Income**,B             29          0                               23        0          23

Equity  Income**,B,F,N           1,460       64                              1,202     0          1,203

Balanced*,B,G,N                  1,470       198                             1,236     0          1,227

Emerging Markets                 61          0                               49        0          49
Income***,B

High Yield*,B,H,N                1,212       132                             1,013     0          1,006

Strategic  Income***,B           83          0                               67        0          67

Mortgage  Securities*,B,I,P      235         68                              204       0          204

Government Investment*,B,J       105         14                              92        0          91

Intermediate Bond**,B,K          239         13                              197       0          197

Short Fixed- Income*,B,L         197         28                              166       0          165

Municipal  Income*,B,M           237         34                              200       0          198

Municipal Bond***,B              486         0                               395       0          395

Intermediate  Municipal          33          2                               27        0          27
Income**,B

Short- Intermediate Municipal    13          1                               11        0          11
Income**,B

TOTAL  COMPENSATION FROM THE     264,500     0                               214,500   0          214,500
FUND COMPLEX+,A


* Fiscal year ended October 31.

** Fiscal year ended November 30.

*** Fiscal year ended December 31.

(double dagger) Interested trustees of each fund and Mr. Burkhead are compensated by FMR.

(double dagger)(double dagger) Richard J. Flynn and Edward H. Malone served on the Board of Trustees through December 31, 1996.

(double dagger)(double dagger)(double dagger) During the period from May 1, 1996 through December 31, 1996, William O. McCoy served as a Member of the Advisory Board for the funds. Mr. McCoy was appointed to the Board of Trustees of Advisor Series II, III, IV, V, VI, Income Fund, and Municipal Trust effective January 1, 1997. Mr. McCoy was elected to the Board of Trustees of Advisor Series I, VII, and VIII on July 16, 1997, September 17, 1997, and June 18, 1997, respectively.

+ Information is as of December 31, 1997 for 230 funds in the complex.

++ Figures presented are estimates for the fund's first fiscal year end October 31, 1998.

A Compensation figures include cash, amounts required to be deferred, and may include amounts deferred at the election of Trustees. For the calendar year ended December 31, 1997, the Trustees accrued required deferred compensation from the funds as follows: Ralph F. Cox, $75,000, Phyllis Burke Davis, $75,000, Robert M. Gates, $62,500, E. Bradley Jones, $75,000, Donald J. Kirk, $75,000, William O. McCoy, $75,000, Gerald C. McDonough, $87,500, Marvin L. Mann, $75,000, and Thomas R. Williams, $75,000. Certain of the non-interested Trustees elected voluntarily to defer a portion of their compensation: Ralph F. Cox, $53,699, Marvin L. Mann, $53,699, and Thomas R. Williams, $62,462.

B Compensation figures include cash, and may include amounts required to be deferred and amounts deferred at the election of Trustees.

C The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $12, Phyllis Burke Davis, $12, Robert M. Gates, $0, Richard J. Flynn, $0, E. Bradley Jones, $12, Donald J. Kirk, $12, William O. McCoy, $0, Gerald C. McDonough, $12, Edward H. Malone, $12, Marvin L. Mann, $12, and Thomas R. Williams, $12.

D The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $925, Phyllis Burke Davis, $925, Robert M. Gates, $330, Richard
J. Flynn, $0, E. Bradley Jones, $925, Donald J. Kirk, $925, William O. McCoy, $330, Gerald C. McDonough, $1,078, Edward H. Malone, $4, Marvin
L. Mann, $925, and Thomas R. Williams, $925.

E The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $3,130, Phyllis Burke Davis, $3,130, Richard J. Flynn, $0, Robert
M. Gates, $2,446, E. Bradley Jones, $3,130, Donald J. Kirk, $3,130, William O. McCoy, $3,044, Gerald C. McDonough, $3,624, Edward H. Malone, $165, Marvin L. Mann, $3,130, and Thomas R. Williams, $3,130.

F The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $541, Phyllis Burke Davis, $541, Richard J. Flynn, $0, Robert M. Gates, $454, E. Bradley Jones, $541, Donald J. Kirk, $541, William O. McCoy, $552, Gerald C. McDonough, $631, Edward H. Malone, $2, Marvin
L. Mann, $541, and Thomas R. Williams, $541.

G The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $535, Phyllis Burke Davis, $535, Richard J. Flynn, $0, Robert M. Gates, $397, E. Bradley Jones, $535, Donald J. Kirk, $535, William O. McCoy, $508, Gerald C. McDonough, $617, Edward H. Malone, $41, Marvin
L. Mann, $535, and Thomas R. Williams, $535.

H The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $442, Phyllis Burke Davis, $442, Richard J. Flynn, $0, Robert M. Gates, $345, E. Bradley Jones, $442, Donald J. Kirk, $442, William O. McCoy, $430, Gerald C. McDonough, $512, Edward H. Malone, $23, Marvin
L. Mann, $442, and Thomas R. Williams, $442.

I The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $6, Phyllis Burke Davis, $6, Richard J. Flynn, $0, Robert M. Gates, $0, E. Bradley Jones, $6, Donald J. Kirk, $6, William O. McCoy, $0, Gerald C. McDonough, $6, Edward H. Malone, $6, Marvin L. Mann, $6, and Thomas R. Williams, $6.

J The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $4, Phyllis Burke Davis, $4, Richard J. Flynn, $0, Robert M. Gates, $0, E. Bradley Jones, $4, Donald J. Kirk, $4, William O. McCoy, $0, Gerald C. McDonough, $4, Edward H. Malone, $4, Marvin L. Mann, $4, and Thomas R. Williams, $4.

K The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $1, Phyllis Burke Davis, $1, Richard J. Flynn, $0, Robert M. Gates, $0, E. Bradley Jones, $1, Donald J. Kirk, $1, William O. McCoy, $0, Gerald C. McDonough, $1, Edward H. Malone, $1, Marvin L. Mann, $1, and Thomas R. Williams, $1.

L The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $6, Phyllis Burke Davis, $6, Richard J. Flynn, $0, Robert M. Gates, $0, E. Bradley Jones, $6, Donald J. Kirk, $6, William O. McCoy, $0, Gerald C. McDonough, $6, Edward H. Malone, $6, Marvin L. Mann, $6, and Thomas R. Williams, $6.

M The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $7, Phyllis Burke Davis, $7, Richard J. Flynn, $0, Robert M. Gates, $0, E. Bradley Jones, $7, Donald J. Kirk, $7, William O. McCoy, $0, Gerald C. McDonough, $7, Edward H. Malone, $7, Marvin L. Mann, $7, and Thomas R. Williams, $7.

N For the fiscal period ended in 1997, certain of the non-interested trustees' aggregate compensation from certain funds includes accrued voluntary deferred compensation as follows: Equity Growth (Cox, $870, Malone, $119, Mann, $870, Williams, $767); Growth Opportunities (Cox, $3,178, Malone, $764, Mann, $3,178, Williams, $2,464); Equity Income (Cox, $502, Malone, $62, Mann, $502, Williams, $449); Balanced (Cox, $557, Malone, $157, Mann, $557, Williams $410); and High Yield (Cox, $450, Malone, $109, Mann, $450, Williams, $348).

O Aggregate compensation from Growth Opportunities for the one month period ended November 30, 1997: J. Gary Burkhead, $0, Ralph F. Cox, $697, Phyllis Burke Davis, $697, Richard J. Flynn, $0, Robert M. Gates, $688, Edward C. Johnson 3d, $0, E. Bradley Jones, $697, Donald
J. Kirk, $697, Peter S. Lynch, $0, William O. McCoy, $688, Gerald C. McDonough, $851, Edward H. Malone, $14, Marvin L. Mann, $697, Robert
C. Pozen, $0, and Thomas R. Williams, $697.

P Aggregate compensation from Mortgage Securities for the three month period ended October 31, 1997: J. Gary Burkhead, $0, Ralph F. Cox, $51, Phyllis Burke Davis, $51, Richard J. Flynn, $0, Robert M. Gates, $51, Edward C. Johnson 3d, $0, E. Bradley Jones, $51, Donald J. Kirk, $51, Peter S. Lynch, $0, William O. McCoy, $51, Gerald C. McDonough, $63, Edward H. Malone, $0, Marvin L. Mann, $51, Robert C. Pozen, $0, and Thomas R. Williams, $51.

THE FOLLOWING INFORMATION SUPPLEMENTS THE "MANAGEMENT CONTRACTS"
SECTION BEGINNING ON PAGE 127.

   The following fee schedule is the current fee schedule for High
Yield, Mortgage Securities, Government Investment,     Intermediate
Bond and Short Fixed-Income, and replaces the similar information for each fund on pages 129 and 130.

GROUP FEE RATE                         EFFECTIVE ANNUAL FEE
SCHEDULE                               RATES

Average Group Assets  Annualized Rate  Group Net Assets       Effective Annual Fee Rate

 0 - $3 billion       .3700%            $ 0.5 billion         .3700%

 3 - 6                .3400              25                   .2664

 6 - 9                .3100              50                   .2188

 9 - 12               .2800              75                   .1986

 12 - 15              .2500              100                  .1869

 15 - 18              .2200              125                  .1793

 18 - 21              .2000              150                  .1736

 21 - 24              .1900              175                  .1690

 24 - 30              .1800              200                  .1652

 30 - 36              .1750              225                  .1618

 36 - 42              .1700              250                  .1587

 42 - 48              .1650              275                  .1560

 48 - 66              .1600              300                  .1536

 66 - 84              .1550              325                  .1514

 84 - 120             .1500              350                  .1494

 120 - 156            .1450              375                  .1476

 156 - 192            .1400              400                  .1459

 192 - 228            .1350              425                  .1443

 228 - 264            .1300              450                  .1427

 264 - 300            .1275              475                  .1413

 300 - 336            .1250              500                  .1399

 336 - 372            .1225              525                  .1385

 372 - 408            .1200              550                  .1372

 408 - 444            .1175

 444 - 480            .1150

 480 - 516            .1125

 Over 516             .1100


   This fee schedule was approved by the shareholders of High Yield,
Mortgage Securities, Government Investment,     Intermediate Bond and
Short Fixed-Income.

THE FOLLOWING CHART REPLACES THE SIMILAR CHART FOUND IN THE
"MANAGEMENT CONTRACTS" SECTION ON PAGE 128.

FUND                     DATE OF MANAGEMENT CONTRACT  DATE OF SHAREHOLDER APPROVAL

TechnoQuant Growth        12/1/96                      12/23/96*

International Capital     10/16/97                     10/31/97*
Appreciation

Overseas                  10/31/97                     9/17/97

Mid Cap                   1/18/96                      1/18/96*

Equity Growth             8/1/97                       7/16/97

Growth Opportunities      2/28/98                      7/16/97

Strategic Opportunities   2/28/98                      6/18/97

Large Cap                 1/18/96                      1/18/96*

Growth & Income           12/1/96                      12/23/96*

Equity Income             8/1/86                       7/23/86

Balanced                  6/1/98                       5/13/98

Emerging Markets          7/1/97                       6/18/97
Income

High Yield                6/1/98                       5/13/98

Strategic Income          10/31/97                     6/18/97

Mortgage Securities       8/1/98                       7/15/98

Government Investment     6/1/98                       5/13/98

Intermediate Bond         11/1/98                      10/7/98

Short Fixed-Income        6/1/98                       5/13/98

Municipal Income          12/1/94                      11/16/94

Municipal Bond            1/1/94                       12/15/93

Intermediate Municipal    7/1/95                       6/14/95
Income

Short-Intermediate        7/1/95                       6/14/95
Municipal Income


* Approved by FMR, then the sole shareholder of the fund.

THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACTS" SECTION ON PAGE 133.

The individual fund fee rates for each fund (except Equity Income) are set forth in the following chart. Based on the average group net assets of the funds advised by FMR for December 1997 the annual basic fee rate would be calculated as follows:

                 GROUP FEE RATE       INDIVIDUAL FUND FEE RATE       BASIC FEE RATE

TechnoQuant       0.2942%        +     0.30%                    =    0.5942%
Growth

International     0.2942%        +     0.45%                    =    0.7442%
Capital
Appreciation*

Overseas          0.2942%        +     0.45%                    =    0.7442%

Mid Cap           0.2942%        +     0.30%                    =    0.5942%

Equity Growth     0.2942%        +     0.30%                    =    0.5942%

Growth            0.2942%        +     0.30%                    =    0.5942%
Opportunities

Strategic         0.2942%        +     0.30%                    =    0.5942%
Opportunities

Large Cap         0.2942%        +     0.30%                    =    0.5942%

Growth &          0.2942%        +     0.20%                    =    0.4942%
Income

Balanced          0.2942%        +     0.15%                    =    0.4442%

Emerging          0.1372%        +     0.55%                    =    0.6872%
Markets Income

High Yield        0.1372%        +     0.45%                    =    0.5872%

Strategic         0.1372%        +     0.45%                    =    0.5872%
Income

Mortgage          0.1372%        +     0.30%                    =    0.4372%
Securities

Government        0.1372%        +     0.30%                    =    0.4372%
Investment

Intermediate      0.1372%        +     0.30%                    =    0.4372%
Bond

Short             0.1372%        +     0.30%                    =    0.4372%
Fixed-Income

Municipal         0.1372%        +     0.25%                    =    0.3872%
Income

Municipal Bond    0.1372%        +     0.25%                    =    0.3872%

Intermediate      0.1372%        +     0.25%                    =    0.3872%
Municipal
Income

Short-Intermedi   0.1372%        +     0.25%                    =    0.3872%
ate Municipal
Income


* Estimated

THE FOLLOWING INFORMATION REPLACES THE SECOND, FOURTH, FIFTH, AND
SIXTH PARAGRAPHS FOUND UNDER THE HEADING "DISTRIBUTION AND SERVICE PLANS" BEGINNING ON PAGE 137.

Pursuant to the Class A Plans, FDC is paid a distribution fee as a percentage of Class A's average net assets at an annual rate of up to 0.75% for each of TechnoQuant Growth, International Capital Appreciation, Overseas, Mid Cap, Equity Growth, Growth Opportunities, Strategic Opportunities, Large Cap, Growth & Income, Equity Income, and Balanced (the Equity Funds); and up to 0.40% for each of Emerging Markets Income, High Yield, Strategic Income, Government Investment, Mortgage Securities, and Municipal Income (the Bond Funds), Intermediate Bond and Intermediate Municipal Income (the Intermediate-Term Bond Funds), and Short-Intermediate Municipal Income and Short Fixed-Income (the Short-Term Bond Funds). Pursuant to the Class T Plans, FDC is paid a distribution fee as a percentage of Class T's average net assets at an annual rate of up to 0.75% for each of TechnoQuant Growth, International Capital Appreciation, Equity Growth, Mid Cap, Large Cap, Growth & Income, and Equity Income; up to 0.65% for each of Overseas, Growth Opportunities, Strategic Opportunities, and Balanced; up to 0.40% for each of Emerging Markets Income, High Yield, Strategic Income, Intermediate Bond, Mortgage Securities, Government Investment, Municipal Income, Short-Intermediate Municipal Income, and Intermediate Municipal Income; and up to 0.15% for Short Fixed-Income. Pursuant to the Class B Plans, FDC is paid a distribution fee as a percentage of Class B's average net assets at an annual rate of up to 0.75% for each fund with Class B shares. Pursuant to the Class C Plans, FDC is paid a distribution fee as a percentage of Class C's average net assets at an annual rate of up to 0.75% for each fund with Class C shares. For the purpose of calculating the distribution fees, average net assets are determined at the close of business on each day throughout the month, but excluding assets attributable to Class T shares of Equity Income purchased more than 144 months prior to such day and to Class B shares of Equity Income purchased more than 144 months prior to such day.

Currently, up to the full amount of distribution fees paid by Class A and Class T may be reallowed to investment professionals as compensation for their services in connection with the distribution of Class A or Class T shares, as applicable, and for providing support services to Class A or Class T shareholders, as applicable, based upon the level of services provided.

Currently, the full amount of distribution fees paid by Class B is retained by FDC as compensation for its services and expenses in connection with the distribution of Class B shares, and up to the full amount of service fees paid by Class B may be reallowed to investment professionals for providing personal service to and/or maintenance of Class B shareholder accounts.

Currently, for the first year of investment, the full amount of distribution fees paid by Class C is retained by FDC as compensation for its services and expenses in connection with the distribution of Class C shares, and the full amount of service fees paid by Class C is retained by FDC for providing personal service to and/or maintenance of Class C shareholder accounts. After the first year of investment, up to the full amount of distribution fees paid by Class C may be reallowed to investment professionals as compensation for their services in connection with the distribution of Class C shares, and up to the full amount of service fees paid by Class C may be reallowed to investment professionals for providing personal service to and/or maintenance of Class C shareholder accounts.

THE FOLLOWING TABLES REPLACE THE TABLES SHOWING DISTRIBUTION FEES AND, FOR CLASS B AND CLASS C, SERVICE FEES, PAID BY CLASS A, CLASS T, CLASS B, AND CLASS C, RESPECTIVELY, FOUND ON PAGES 139-141 IN THE
"DISTRIBUTION AND SERVICE PLANS" SECTION.

The table below shows the distribution fees paid by Class A for the fiscal years ended 1997.

CLASS A DISTRIBUTION FEES
                 1997

FUND             FEES PAID TO   PAID BY FDC TO            RETAINED BY
                 FDC            INVESTMENT PROFESSIONALS  FDC****

TechnoQuant      $ 9,431        $ 9,265                   $ 166
Growth

Overseas          6,465          6,238                     227

Mid Cap           6,575          6,326                     249

Equity Growth     36,449         36,286                    163

Growth            28,348+        28,141+                   207+
Opportunities

Growth            153,641++      153,641++                 0++
Opportunities

Strategic         2,516***       2,255***                  261***
Opportunities

Large Cap         3,619          3,142                     477

Growth &          6,421          6,256                     165
Income

Equity Income     32,093         32,089                    4

Balanced          10,612         10,344                    268

Emerging          1,903          1,718                     185
Markets Income

High Yield        29,386         29,364                    22

Strategic         2,600          2,450                     150
Income

Mortgage          600*           565*                      35*
Securities

Mortgage          530**          482**                     48**
Securities

Government        1,086          945                       141
Investment

Intermediate      3,177          3,056                     121
Bond

Short             4,666          4,666                     0
Fixed-Income

Municipal         2,810          2,723                     87
Income

Intermediate      521            358                       163
Municipal
Income

Short-Intermedi   523            372                       151
ate Municipal
Income

 + For the fiscal period November 1, 1997 through November 30, 1997.

 ++ For the fiscal period November 1, 1996 through October 31, 1997.

* For the fiscal period August 1, 1997 through October 31, 1997.

** For the fiscal period March 3, 1997 through July 31, 1997.

*** For the fiscal period January 1, 1997 through November 30, 1997.

**** Amounts represent fees paid to FDC but not yet reallowed to investment professionals as of the close of the period reported and fees paid to FDC that are not eligible to be reallowed to investment professionals. Amounts not eligible for reallowance are retained by FDC for use in its capacity as distributor.

The table below shows the distribution fees paid by Class T for the fiscal years ended 1997.

CLASS T DISTRIBUTION FEES
                  1997

FUND              FEES PAID TO FDC  PAID BY FDC TO   RETAINED BY
                                    INVESTMENT       FDC****
                                    PROFESSIONALS

TechnoQuant       $ 59,373          $ 58,479         $ 894
Growth

Overseas           5,557,206         5,466,383        90,823

Mid Cap            1,333,963         1,224,468        109,495

Equity Growth      19,297,519        19,090,886       206,633

Growth             8,369,900+        8,200,499+       169,401+
Opportunities

Growth             86,243,939++      85,413,638++     830,301++
Opportunities

Strategic          2,266,860***      2,222,675***     44,185***
Opportunities

Large Cap          179,058           176,655          2,403

Growth &           254,429           254,073          356
Income

Equity Income      9,635,902         9,452,123        183,779

Balanced           14,548,840        14,388,949       159,891

Emerging           230,572           207,314          23,258
Markets Income

High Yield         4,929,860         4,878,524        51,336

Strategic          276,410           273,944          2,466
Income

Mortgage           8,099*            3,787*           4,312*
Securities

Mortgage           2,602**           1,400**          1,202**
Securities

Government         427,659           414,018          13,641
Investment

Intermediate       655,179           632,537          22,642
Bond

Short              570,695           561,631          9,064
Fixed-Income

Municipal          1,062,341         1,051,649        10,692
Income

Intermediate       127,082           124,865          2,217
Municipal
Income

Short-Intermedia   37,068            36,623           445
te Municipal
Income

+ For the fiscal period November 1, 1997 through November 30, 1997.

++ For the fiscal period November 1, 1996 through October 31, 1997.

* For the fiscal period August 1, 1997 through October 31, 1997.

** For the fiscal period March 3, 1997 through July 31, 1997.

*** For the fiscal period January 1, 1997 through November 30, 1997.

**** Amounts represent fees paid to FDC but not yet reallowed to investment professionals as of the close of the period reported and fees paid to FDC that are not eligible to be reallowed to investment professionals. Amounts not eligible for reallowance are retained by FDC for use in its capacity as distributor.

The table below shows the distribution fees and the shareholder service fees paid by Class B for the fiscal years ended 1997.

CLASS B DISTRIBUTION FEES AND SHAREHOLDER SERVICE FEES

                  1997

FUND              DISTRIBUTION   RETAINED BY   SHAREHOLDER    PAID BY FDC      RETAINED BY
                  FEES PAID TO   FDC*****      SERVICE FEES   TO INVESTMENT    FDC****
                  FDC                          PAID TO FDC    PROFESSIONALS

TechnoQuant       $ 44,157       $ 44,157      $ 14,718       $ 14,625         $ 93
Growth

Overseas           215,984        215,984       71,995         71,995           0

Mid Cap            325,966        325,966       108,656        108,656          0

Equity Growth      217,770        217,770       72,590         72,590           0

Growth             247,111+       247,111+      82,370+        81,953+          417+
Opportunities

Growth             844,796++      844,796++     281,598++      281,598++        0++
Opportunities

Strategic          683,989***     683,989***    227,996***     227,107***       889***
Opportunities

Large Cap          120,477        120,477       40,162         39,938           224

Growth &           88,496         88,496        29,498         29,498           0
Income

Equity Income      4,395,816      4,395,816     1,465,270      1,461,265        4,005

Balanced           47,252         47,252        15,751         15,407           344

Emerging           144,517        144,517       55,579         55,579           0
Markets Income

High Yield         2,991,471      2,991,471     1,150,565      1,150,565        0

Strategic Income   295,764        295,764       113,756        113,256          500

Mortgage           1,950*         1,950*        749*           689*             60*
Securities

Mortgage           994**          994**         380**          291**            89**
Securities

Government         112,488        112,488       43,269         42,928           341
Investment

Intermediate       127,539        127,539       49,049         48,705           344
Bond

Municipal          259,150        259,150       99,673         99,539           134
Income

Intermediate       48,596         48,596        18,691         18,629           62
Municipal
Income


+ For the fiscal period November 1, 1997 through November 30, 1997.

++ For the fiscal period November 1, 1996 through October 31, 1997.

* For the fiscal period August 1, 1997 through October 31, 1997.

** For the fiscal period March 3, 1997 through July 31, 1997.

*** For the fiscal period January 1, 1997 through November 30, 1997.

**** Amounts represent fees paid to FDC but not yet reallowed to investment professionals as of the close of the period reported and fees paid to FDC that are not eligible to be reallowed to investment professionals. Amounts not eligible for reallowance are retained by FDC for use in its capacity as distributor.

***** Amounts are retained by FDC for use in its capacity as distributor.
The table below shows the distribution fees and the shareholder service fees paid by Class C for the fiscal years ended 1997. (Class C shares were not offered prior to November 3, 1997.)

CLASS C DISTRIBUTION FEES AND SHAREHOLDER SERVICE FEES

                  1997

FUND                             PAID BY FDC     RETAINED BY   SHAREHOLDER    PAID BY FDC     RETAINED BY
                  DISTRIBUTION   TO INVESTMENT   FDC*          SERVICE FEES   TO INVESTMENT   FDC*
                  FEES PAID TO   PROFESSIONALS                 PAID TO FDC    PROFESSIONALS
                  FDC

TechnoQuant       $ 8            $ 0             $ 8           $ 2            $ 0             $ 2
Growth

Mid Cap            84             0               84            28             0               28

Equity Growth      281            0               281           94             0               94

Growth             1,701          0               1,701         567            0               567
Opportunities

Large Cap          12             0               12            2              0               2

Growth &           113            0               113           38             0               38
Income

Equity Income      192            0               192           64             0               64

Emerging           35             0               35            12             0               12
Markets Income

Strategic Income   354            0               354           118            0               118

Intermediate       41             0               41            14             0               14
Bond

Intermediate       4              0               4             2              0               2
Municipal
Income


* Amounts are retained by FDC for use in its capacity as distributor. THE FOLLOWING INFORMATION REPLACES THE SEVENTH PARAGRAPH FOUND UNDER "CONTRACTS WITH FMR AFFILIATES" ON PAGE 144.

Each of the taxable funds has entered into a service agent agreement with FSC. Under the terms of the agreements, FSC calculates the NAV and dividends for each class of each fund, maintains each fund's portfolio and general accounting records, and administers each fund's securities lending program.

THE FOLLOWING INFORMATION REPLACES THE FIRST PARAGRAPH OF THE
"SHAREHOLDER AND TRUSTEE LIABILITY" SECTION FOUND UNDER "DESCRIPTION OF THE TRUSTS" ON PAGE 153.

SHAREHOLDER AND TRUSTEE LIABILITY. Each trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the
trust.    Each Declaration of Trust (except for Fidelity Advisor
Series II, Fidelity Advisor Series IV and Fidelity Income Fund)
provides that the trust     shall not have any claim against
shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or its Trustees shall include a
provision limiting the obligations created    thereby to the trust and
its assets. Fidelity Advisor Series II's, Fidelity Advisor Series IV's
and Fidelity Income Fund's Declaration of Trust     provides that each
trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees shall include a provision limiting the obligations created thereby to the trust or to one or more funds and its or their assets. Each Declaration of Trust provides for indemnification out of each fund's property of any shareholder held personally liable for the obligations of the fund. Each Declaration of Trust also provides that its funds shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote.

THE FOLLOWING INFORMATION REPLACES THE "VOTING RIGHTS" SECTION FOUND UNDER "DESCRIPTION OF THE TRUSTS" ON PAGE 153.

VOTING RIGHTS. Each fund's capital consists of shares of beneficial interest. As a shareholder, you receive one vote for each dollar value of net asset value you own. The shares have no preemptive rights, and Class A, Class T, Class C, Institutional Class, and Initial Class shares have no conversion rights; the voting and dividend rights, the conversion rights of Class B shares, the right of redemption, and the privilege of exchange are described in the Prospectus. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder and Trustee Liability" above. Shareholders representing 10% or more of a trust, a fund, or class of a fund may, as set forth in the Declaration of Trust, call meetings of a trust, fund or class, as applicable, for any purpose related to the trust, fund, or class, as the case may be, including, in the case of a meeting of an entire trust, the purpose of voting on removal of one or more Trustees. Each trust (except Fidelity Advisor Series II, Fidelity Advisor Series IV and Fidelity Income Fund) or fund (except Balanced, Government Investment, High Yield, Intermediate Bond, Mortgage
Securities, Short Fixed    -Income, and Strategic Income) may be
terminated upon the sale of their assets to another open-end management investment company, or upon liquidation and distribution of its assets, if approved by vote of the holders of a majority of the
trust or the fund, as determined by the current value    of each
shareholder's investment in the funds or trusts. Fidelity Advisor Series II, Fidelity Advisor Series IV and Fidelity Income Fund or any
o f their respective funds may be terminated upon sale of their assets to, or merger with, another open-end management investment company or series thereof, or upon liquidation and distribution of their assets. Generally, the merger of a trust or a fund with another entity or the sale of substantially all of the assets of a trust or a fund to another entity requires the vote of a majority of the outstanding shares of a trust or a fund, as determined by the current value of each shareholder's investment in the fund or trust. The Trustees of Fidelity Advisor Series II, Fidelity Advisor
Series IV and     Fidelity Income Fund may, however, reorganize or
terminate each trust or any fund without prior shareholder approval. If not so terminated, each trust and fund will continue indefinitely. Each fund (except Equity Income and Municipal Bond) may invest all of their assets in another investment company.

EFFECTIVE AUGUST 24, 1998, THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND UNDER "ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION" ON PAGE 111.

CLASS A SHARES ONLY

5. to shares purchased for (i) an employee benefit plan (including 403(b) programs, but otherwise as defined in ERISA) having $25 million or more in plan assets or (ii) an employee benefit plan (including 403(b) programs, but otherwise as defined in ERISA) that is part of an investment professional sponsored program that requires the participating employee benefit plan to initially invest in Class C or Class B shares and, upon meeting certain criteria, subsequently requires the plan to invest in Class A shares; or

EFFECTIVE AUGUST 24, 1998, THE FOLLOWING INFORMATION REPLACES THE
FIRST TWO PARAGRAPHS FOUND UNDER THE HEADING "FINDER'S FEE" IN THE "ADDITIONAL PURCHASE, EXCHANGE AND REDEMPTION INFORMATION" SECTION BEGINNING ON PAGE 113.

FOR CLASS A AND CLASS T SHARES ONLY

FINDER'S FEE. For all funds except the Short-Term Bond Funds, on eligible purchases of (i) Class A shares in amounts of $1 million or more that qualify for a Class A load waiver, (ii) Class A shares in amounts of $25 million or more, or (iii) Class T shares in amounts of $1 million or more, investment professionals will be compensated with a fee at the rate of 0.25% of the purchase amount. Except as provided below, Class A eligible purchases are the following purchases made through broker-dealers and banks: an individual trade of $25 million or more; an individual trade of $1 million or more that is load waived; a trade which brings the value of the accumulated account(s) of an investor (including an employee benefit plan (including 403(b) programs, but otherwise as defined in ERISA)) past $25 million; a load waived trade that brings the value of the accumulated account(s) of an investor (including an employee benefit plan (including 403(b) programs, but otherwise as defined in ERISA)) past $1 million; a trade for an investor with an accumulated account value of $25 million or more; a load waived trade for an investor with an accumulated account value of $1 million or more; an incremental trade toward an investor's $25 million "Letter of Intent"; and an incremental load waived trade toward an investor's $1 million "Letter of Intent". Except as provided below, Class T eligible purchases are the following purchases made through broker-dealers and banks: an individual trade of $1 million or more; a trade which brings the value of the accumulated account(s) of an investor (including an employee benefit plan (including 403(b) programs, but otherwise as defined in ERISA)) past $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million "Letter of Intent."

For the Short-Term Bond Funds, on eligible purchases of (i) Class A shares in amounts of $1 million or more, or (ii) Class T shares in amounts of $1 million or more, investment professionals will be compensated with a fee at the rate of 0.25% of the purchase amount. Except as provided below, Class A eligible purchases are the following purchases made through broker-dealers and banks: an individual trade of $1 million or more; a trade which brings the value of the accumulated account(s) of an investor (including an employee benefit plan (including 403(b) programs, but otherwise as defined in ERISA)) past $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million "Letter of Intent." Except as provided below, Class T eligible purchases are the following purchases made through broker-dealers and banks: an individual trade of $1 million or more; a trade which brings the value of the accumulated account(s) of an investor (including an employee benefit plan (including 403(b) programs, but otherwise as defined in ERISA)) past $1 million; a trade for an investor with an accumulated account value of $1 million or more; and an incremental trade toward an investor's $1 million "Letter of Intent."

For the purpose of determining the availability of Class A or Class T finder's fees, purchases of Class A or Class T shares made with the proceeds from the redemption of shares of any Fidelity fund will not be considered "eligible purchases."

EFFECTIVE AUGUST 24, 1998, THE FOLLOWING INFORMATION REPLACES THE
SIXTH PARAGRAPH FOUND UNDER "DISTRIBUTION AND SERVICE PLANS" ON PAGE
138.

Currently and except as provided below, for the first year of investment, the full amount of distribution fees paid by Class C is retained by FDC as compensation for its services and expenses in connection with the distribution of Class C shares, and the full amount of service fees paid by Class C is retained by FDC for providing personal service to and/or maintenance of Class C shareholder accounts. Normally, after the first year of investment, up to the full amount of distribution fees paid by Class C may be reallowed to investment professionals as compensation for their services in connection with the distribution of Class C shares, and up to the full amount of service fees paid by Class C may be reallowed to investment professionals for providing personal service to and/or maintenance of Class C shareholder accounts. For purchases of Class C shares made for an employee benefit plan (including 403(b) programs, but otherwise as defined in ERISA) or through reinvested dividends or capital gain distributions, during the first year of investment and thereafter, up to the full amount of distribution fees and service fees paid by such Class C shares may be reallowed to investment professionals as compensation for their services in connection with the distribution of Class C shares and for providing personal service to and/or maintenance of Class C shareholder accounts.